CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2006
Statement Of Financial Position [Abstract]
Ordinary shares, par or stated value per share	$ 0.0003	$ 0.0003
Ordinary shares, shares authorized	1,600,000,000	1,200,000,000
Ordinary shares, shares issued	712,131,058	635,092,150	666,667
Ordinary shares, shares outstanding	712,131,058	635,092,150